Share-based Payments - Summary of Share-based Payment Arrangements Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Share-based payment expense recognised in profit or loss [Line items]
Total included in profit or loss for the year	$ 20.5	$ 37.5	$ 26.8
Discontinued operations [member]
Disclosure of Share-based payment expense recognised in profit or loss [Line items]
Total included in profit or loss for the year			0.6
Continuing operations [member]
Disclosure of Share-based payment expense recognised in profit or loss [Line items]
Total included in profit or loss for the year	20.5	37.5	26.8
Gold Fields Limited 2005 Share Plan [Member] | Discontinued operations [member]
Disclosure of Share-based payment expense recognised in profit or loss [Line items]
Total included in profit or loss for the year			0.0
Gold Fields Limited 2005 Share Plan [Member] | Continuing operations [member]
Disclosure of Share-based payment expense recognised in profit or loss [Line items]
Total included in profit or loss for the year	0.0	0.0	0.0
Gold Fields Limited 2012 Share Plan [member] | Discontinued operations [member]
Disclosure of Share-based payment expense recognised in profit or loss [Line items]
Performance Shares			0.0
Bonus Shares			0.0
Gold Fields Limited 2012 Share Plan [member] | Continuing operations [member]
Disclosure of Share-based payment expense recognised in profit or loss [Line items]
Performance Shares	0.0	0.0	0.0
Bonus Shares	0.0	0.0	0.0
Gold Fields Limited 2012 Share Plan Amended [member] | Discontinued operations [member]
Disclosure of Share-based payment expense recognised in profit or loss [Line items]
Performance Shares			0.6
Retention Shares			0.0
Restricted/Matching Shares			0.0
Gold Fields Limited 2012 Share Plan Amended [member] | Continuing operations [member]
Disclosure of Share-based payment expense recognised in profit or loss [Line items]
Performance Shares	18.8	34.7	24.5
Retention Shares	1.4	2.5	2.1
Restricted/Matching Shares	$ 0.3	$ 0.3	$ 0.2